Property and Equipment, net (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Property, Plant and Equipment [Line Items]
Total	$ 206	$ 198
Less: accumulated depreciation and amortization	(96)	(83)
Total Property and Equipment, Net	110	115
Successor [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	187	179
Successor [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	12	12
Successor [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	6	6
Successor [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1	$ 1
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Total			$ 1,213
Less: accumulated depreciation and amortization			(1,011)
Total Property and Equipment, Net			202
Predecessor [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total			992
Predecessor [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total			185
Predecessor [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total			28
Predecessor [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Total			$ 8